PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 2,610	$ 20,361	$ 25,179	$ 22,940
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Office Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years